Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2019	$20,380	$94,124	$41,632	$156,136
Additions	—	8,503	16,962	25,465
Disposals	—	(86)	—	(86)
Reclassifications	—	40,660	(40,660)	—

Balance at December 31, 2019	$20,380	$143,201	$17,934	$181,515
Additions	—	4,378	12,041	16,419
Disposals	—	(5,546)	—	(5,546)
Reclassifications	—	13,975	(13,975)	—

Balance at December 31, 2020	$20,380	$156,008	$16,000	$192,388
Additions	—	1,694	9,897	11,591
Reclassifications	—	14,495	(14,495)	—

Balance at December 31, 2021	$20,380	$172,197	$11,402	$203,979
Accumulated amortization and impairment -
Balance at January 1, 2019	$—	$(54,968)	$—	$(54,968)
Amortization for the year	—	(18,437)	—	(18,437)
Disposals	—	6	—	6

Balance at December 31, 2019	$—	$(73,399)	$—	$(73,399)
Amortization for the year	—	(25,493)	—	(25,493)
Impairment	—	—	(1,020)	(1,020)
Disposals	—	3,092	—	3,092

Balance at December 31, 2020	$—	$(95,800)	$(1,020)	$(96,820)
Amortization for the year	—	(25,410)	—	(25,410)

Balance at December 31, 2021	$—	$(121,210)	$(1,020)	$(122,230)

Carrying amounts -
At December 31, 2019	$20,380	$69,802	$17,934	$108,116

At December 31, 2020	$20,380	$60,208	$14,980	$95,568

At December 31, 2021	$20,380	$50,987	$10,382	$81,749